Stock Incentive Plans (Tables) - Computer Sciences GS Business	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Entity Information [Line Items]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
For the three and six months ended October 2, 2015 and October 3, 2014, the Computer Sciences GS Business recognized stock-based compensation expense as follows:

	Three Months Ended		Six Months Ended
	October 2, 2015	October 3, 2014	October 2, 2015	October 3, 2014
Cost of services	$2,120	$1,333	$752	$3,655
Selling, general and administrative expenses	2,788	2,523	3,357	4,905
Total	$4,908	$3,856	$4,109	$8,560
Total, net of tax	$2,982	$2,343	$2,497	$5,201

The Computer Sciences GS Business recognized stock-based compensation expense for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 as follows:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Cost of services	$7,317	$7,348	$4,685
Selling, general and administrative expenses	10,301	10,321	5,509
Total	$17,618	$17,669	$10,194
Total, net of tax	$10,705	$10,732	$6,208

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
In calculating the compensation expense for its stock incentive plans, the following weighted-average assumptions were used:

	Six Months Ended
	October 2, 2015	October 3, 2014
Risk-free interest rate	1.77%	2.03%
Expected volatility	31.72%	33.09%
Expected term (in years)	6.04	5.99
Dividend yield	1.39%	1.50%

In calculating the compensation expense for its stock incentive plans, the following weighted-average assumptions were used:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Risk-free interest rate	2.03%	1.22%	1.03%
Expected volatility	32.94%	34.06%	36.54%
Expected term (in years)	6.03	6.05	6.06
Dividend yield	1.50%	1.72%	2.86%

Disclosure of share based compensation arrangements by share based payment award
Information concerning RSUs granted under stock incentive plans is as follows:

	Number of Option Shares	Weighted Average Fair Value
Outstanding as of April 3, 2015	289,508	$46.99
Granted	84,150	67.48
Net transfers*	(191)	52.24
Released/Issued	(39,974)	39.72
Canceled/Forfeited	(22,350)	47.06
Outstanding as of October 2, 2015	311,143	53.53

*Represents award activity associated with employees who transferred between CSC and the Computer Sciences GS Business.

The standard vesting schedule for stock options is one-third of the total stock option award on each of the first three anniversaries of the grant date. Stock options are generally exercisable for a term of ten years from the grant date. Information concerning stock options granted under the stock incentive plans is as follows:

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at April 3, 2015	806,761	$47.18	6.13	$14,682
Granted	175,680	68.43
Net transfers*	(10,412)	49.64
Exercised	(75,126)	41.19
Canceled/Forfeited	(17,063)	60.63
Expired	(2,827)	53.62
Outstanding as of October 2, 2015	877,013	51.63	6.42	10,477
Vested and expected to vest in the future as of October 2, 2015	845,288	51.15	6.55	10,414
Exercisable as of October 2, 2015	521,259	45.19	5.12	8,974
*Represents option activity associated with employees who transferred between CSC and the Computer Sciences GS Business.

Information concerning RSUs (including PSUs) granted under stock incentive plans to employees of the Computer Sciences GS Business during the twelve months ended April 3, 2015, March 28, 2014, and March 29, 2013 are as follows:

	Number	Weighted
	of Option	Average
	Shares	Fair Value
Outstanding as of March 30, 2012	239,726	$38.16
Granted	107,235	27.08
Released/Issued	(28,476)	44.84
Canceled/Forfeited	(69,508)	38.26
Outstanding as of March 29, 2013	248,977	32.60
Granted	173,706	45.80
Released/Issued	(31,459)	38.29
Canceled/Forfeited	(107,338)	35.96
Outstanding as of March 28, 2014	283,886	38.77
Granted	105,531	61.05
Released/Issued	(54,605)	36.04
Canceled/Forfeited	(45,304)	41.43
Outstanding as of April 3, 2015	289,508	46.99
Information concerning stock options granted under stock incentive plan to employees of the Business during the twelve months ended April 3, 2015, March 28, 2014, and March 29, 2013, follows:

	Number of Option Shares (in shares)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of March 30, 2012	2,252,583	$46.34	3.76	$34
Granted	399,288	26.48
Exercised	(216,532)	40.55
Canceled/Forfeited	(146,499)	34.61
Expired	(204,643)	47.54
Outstanding as of March 29, 2013	2,084,197	43.85	3.56	14,239
Granted	359,671	44.87
Exercised	(811,737)	44.63
Canceled/Forfeited	(185,732)	34.38
Expired	(126,271)	52.41
Outstanding as of March 28, 2014	1,320,128	44.15	4.61	21,301
Granted	181,213	61.11
Exercised	(611,595)	45.46
Canceled/Forfeited	(73,851)	41.76
Expired	(9,134)	44.70
Outstanding as of April 3, 2015	806,761	47.18	6.13	14,682
Vested and expected to vest in the future as of April 3, 2015	806,761	47.18	6.13	14,682
Exercisable as of April 3, 2015	445,051	44.38	4.19	9,348

Schedule of share based compensation shares authorized under stock option plans by exercise price range

	As of
	April 3, 2015
	Options Outstanding			Options Exercisable
Range of Option Exercise Price (per share)	Number Outstanding (in shares)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price (per share)	Number Exercisable (in shares)	Weighted Average Exercise Price (per share)
$25.46-44.65	410,143	6.42	$39.06	233,941	$37.73
44.89-60.90	369,546	5.57	55.06	211,110	51.74
61.93-63.06	27,072	9.42	62.55	—	—
	806,761	6.13	$47.18	445,051	$44.38